Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Entity Central Index Key	dei_EntityCentralIndexKey	0001565543
AR Capital Dividend and Value Fund (First Prospectus Summary) | AR Capital Dividend and Value Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	AR CAPITAL DIVIDEND AND VALUE FUND
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the Fund is to provide a high level of dividend income, with the potential for capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold Class A or Class C shares of the Fund. You may qualify for sales charge discounts on the Fund's Class A shares if you or your family invest, or agree to invest in the future, at least $100,000 in the Fund. More information about these and other discounts is available from your financial professional and is contained in this Prospectus under “How to Buy Shares-Classes of Shares Offered” on page 14 and in “Reducing Sales Charge on Class A Shares” on page 44 of the Fund's Statement of Additional Information (the “SAI”).

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2015-07-05
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. The portfolio turnover rate for the Fund is not available because the Fund is new.

Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts on the Fund’s Class A shares if you or your family invest, or agree to invest in the future, at least $100,000 in the Fund.
Expense Breakpoint, Minimum Investment Required Amount	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 100,000
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Because the Fund is new, “Other Expenses” are based on estimated amounts for the current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund will invest substantially all (and under normal market conditions, at least 80%), of its net assets (plus any borrowings for investment purposes) in dividend paying common stocks and other equity securities of issuers, across all market capitalization segments, that trade in the U.S. on nationally recognized securities exchanges. The Fund employs a “value” investment approach, under which the Fund invests in equity securities that appear to the Fund's sub-adviser to be undervalued by various measures or temporarily disfavored in the market but nonetheless appear to have good prospects for dividend growth and/or capital appreciation.

Under the supervision of the adviser, SEL Asset Management, the investment sub-adviser (also referred to herein as “SEL” or the “Sub-Adviser”) evaluates securities based primarily on its assessment of the issuer's ability to sustain its current dividend and secondarily on the potential for capital appreciation. In selecting securities for investment, the Sub-Adviser uses proprietary software that screens companies on over 250 financial metrics in order to assess dividend sustainability and growth. The Sub-Adviser focuses its research on companies that currently pay a dividend on their common stock of 6% or more. The Sub-Adviser may utilize fundamental, technical and other related methodologies to determine the intrinsic value of an underlying security. It may strategically rebalance the Fund's investment strategies according to the current market conditions, but will remain true to its fundamental analysis with respect to the cost of capital. The Sub-Adviser expects that it will sell a security if, in the judgment of the portfolio manager, the individual security's dividend potential has been compromised, its fundamentals have deteriorated or may deteriorate, or a more attractive investment opportunity is identified.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Fund will invest substantially all (and under normal market conditions, at least 80%), of its net assets (plus any borrowings for investment purposes) in dividend paying common stocks and other equity securities of issuers, across all market capitalization segments, that trade in the U.S. on nationally recognized securities exchanges.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

 Investing in the Fund is subject to various risks, including the risk that you may receive little or no return on your investment, and you may lose all or part of your investment. By itself, the Fund does not constitute a balanced investment program. Before investing in the Fund you should consider carefully the following risks:

Market Risk. An investment in the Fund is generally subject to market risk, including the possible loss of the entire principal amount invested. An investment in the Fund represents an indirect investment in the securities owned by the Fund. Like all financial instruments, the value of these securities may move up or down, sometimes rapidly and unpredictably. The value of your investment in the Fund at any point in time may be worth less than the value of your original investment, even after taking into account any reinvestment of dividends and distributions.

Large-Capitalization Company Risk. The Fund may invest in large-capitalization companies. Larger, more established, companies may be unable to respond quickly to new competitors and industry developments. Many large-capitalization companies may be unable to attain the high growth rate of successful smaller companies, especially during periods of economic expansion.

Medium- and Small-Capitalization Company Risk. The Fund may invest in medium- and small-capitalization companies, which may be newly formed or have limited product lines, distribution channels and financial or managerial resources. The risks associated with these investments are generally greater than those associated with investments in the securities of larger, more-established companies. This may cause the Fund's net asset value (“NAV”) to be more volatile when compared to investment companies that focus only on large capitalization companies.

Common Stock Risk. While common stock has historically generated higher average returns than debt securities, common stock has also experienced significantly more volatility in those returns. An adverse event, such as an unfavorable earnings report, may depress the value of common stock held by the Fund. Also, the price of common stock is sensitive to general movements in the stock market. A drop in the stock market may depress the price of common stock held by the Fund.

Value Stock Risk. Value stocks are equity securities that appear to be undervalued by various measures and have potential for long-term capital appreciation. Value stocks tend to be inexpensive relative to other types of stocks, such as growth stocks. Value stocks may continue to be inexpensive for long periods of time, and may not ever realize their estimated value and may even go down in price.

Non-Diversification Risk. The Fund is classified as a non-diversified management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). This means that the Fund may invest a greater portion of its assets in a limited number of issuers than would be the case if the Fund were classified as a diversified management investment company. The value of the Fund may decrease in response to the activities and financial prospects of an individual security in the Fund's portfolio. Additionally, the Fund may be subject to greater risk, because the Fund's performance may be more sensitive to any single economic, business, political or regulatory occurrence than the value of shares of a diversified investment company.

Management Risk. The NAV of the Fund changes daily based on the value of the securities in which it invests. The Sub-Adviser's judgments about the attractiveness, value and potential appreciation of particular securities in which the Fund invests may prove to be incorrect and may not produce the desired results.

No Operating History. The Fund is a new mutual fund and has no history of operations. During the Fund's start-up period, the Fund may not achieve the desired portfolio composition. If the Fund commences operations under inopportune market or economic conditions, it may not be able to achieve its investment objective.

Risk Lose Money [Text]	rr_RiskLoseMoney	Investing in the Fund is subject to various risks, including the risk that you may receive little or no return on your investment, and you may lose all or part of your investment.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	The Fund is classified as a non-diversified management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). This means that the Fund may invest a greater portion of its assets in a limited number of issuers than would be the case if the Fund were classified as a diversified management investment company. The value of the Fund may decrease in response to the activities and financial prospects of an individual security in the Fund’s portfolio. Additionally, the Fund may be subject to greater risk, because the Fund’s performance may be more sensitive to any single economic, business, political or regulatory occurrence than the value of shares of a diversified investment company.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Fund Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

No performance information is presented because the Fund has not yet commenced investment operations. Performance information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance over time and by showing how the Fund's returns compare with those of a broad measure of market performance. The Fund's performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information will be available at the Fund's website, www.arcincomefunds.com.

Information relating to the investment performance of the Sub-Adviser to the Fund is included in the Appendix to this Prospectus.

Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	No performance information is presented because the Fund has not yet commenced investment operations.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.arcincomefunds.com.
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The Fund's performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
AR Capital Dividend and Value Fund (First Prospectus Summary) | AR Capital Dividend and Value Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.50%	[1]
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the original purchase price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[2]
Management Fees	rr_ManagementFeesOverAssets	0.70%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	1.01%	[3]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.96%
Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.66%)	[4]
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	1.30%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	676
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	977
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	576
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	977
AR Capital Dividend and Value Fund (First Prospectus Summary) | AR Capital Dividend and Value Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the original purchase price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[5]
Management Fees	rr_ManagementFeesOverAssets	0.70%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	1.01%	[3]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.71%
Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.66%)	[4]
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	2.05%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	308
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	779
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	208
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	$ 779

[1]	The initial sales charge may be waived for purchases by certain types of accounts, including fee-based advisory accounts.
[2]	Only applies for purchases of greater than $1 million that are redeemed within one year of purchase.
[3]	Because the Fund is new, 'Other Expenses' are based on estimated amounts for the current fiscal year.
[4]	National Fund Advisors, LLC, the Fund's investment adviser (also referred to herein as 'NFA' or the 'Adviser'), has contractually agreed to waive a portion or all of its management fees and pay Fund expenses (excluding acquired fund fees and expenses, interest, taxes and extraordinary expenses) in order to limit the Other Expenses to 0.35% of average daily net assets of the Fund's shares (the 'Expense Cap'). The Expense Cap will remain in effect through at least July 5, 2015, and may be terminated before that date only by the Board of Trustees (the 'Board') of Realty Capital Income Funds Trust (the 'Trust'). The Adviser may recoup any previously waived fees and paid expenses from the Fund pursuant to this agreement for three years from the date they were waived or paid, subject to the Expense Cap.
[5]	For Class C shares, no deferred sales charge applies after one year.